LONG-TERM LOANS (DETAILS) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Total long-term loans	$ 112	$ 374
Current portion of long-term loans	112	262
Non-current portion of long-term loans	0	112
August 20, 2013 [Member]
Total long-term loans	56	187
August 26, 2013 [Member]
Total long-term loans	$ 56	$ 187